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The Prudential Insurance Company of America            Thomas C. Castano
                                                       Assistant General Counsel
                                                       Law Department


                                                       The Prudential Insurance
                                                       Company of America
                                                       213 Washington Street
                                                       Newark, NJ 07102-2992
                                                       (973) 802-4708
                                                       fax: (973) 802-9560



                                    May 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  Pruco Life Variable Appreciable Account
                    (Registration No. 333-07451)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 3 and (ii) that the text of Post-Effective Amendment No. 3 was filed electronically on April 29, 1998. (Accession No. 0000950130-98-000217)



                                    By:   /s/
                                         --------------------------------------
                                           Thomas C. Castano
                                           Assistant Secretary
                                           Pruco Life Insurance Company